UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—February 29, 2020

Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 29, 2020

Vanguard® Market Liquidity Fund Vanguard® Municipal Cash Management Fund

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	August 31, 2019	February 29, 2020	During Period[1]
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,009.70	$0.02
Municipal Cash Management Fund	$1,000.00	$1,006.07	$0.05

Based on Hypothetical 5% Yearly Return
Market Liquidity Fund	$1,000.00	$1,024.84	$0.03
Municipal Cash Management Fund	$1,000.00	$1,024.81	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Market Liquidity Fund

As of 2/29/2020

Fund Allocation (% of investments)

Certificates of Deposit	29.6%
Commercial Paper	33.8
Repurchase Agreements	3.1
U.S. Government and Agency Obligations	32.4
Taxable Municipal Bonds	0.1
Other Notes	1.0

Municipal Cash Management Fund

As of 2/29/2020

Largest State Concentrations (% of investments)

New York	17.6%
Texas	13.6
Florida	6.4
Illinois	5.2
Colorado	4.8
Michigan	4.4
Ohio	4.2
Pennsylvania	3.7
Massachusetts	3.7
Multiple States	3.5
Missouri	3.5
Tennessee	3.0
Minnesota	2.9
Louisiana	2.9
Mississippi	2.7
Indiana	2.5
Washington	2.3
North Carolina	2.0
Nevada	1.5
Alaska	1.4
Wisconsin	1.3
South Carolina	1.2
Virginia	1.0
Connecticut	1.0
Other	3.7
Total	100%

Market Liquidity Fund

Financial Statements (unaudited)

Schedule of Investments

 As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (32.4%)
Federal Home Loan Bank Discount Notes	1.561%	3/6/20	33,291	33,286
Federal Home Loan Bank Discount Notes	1.543%–1.551%	3/12/20	529,013	528,807
Federal Home Loan Bank Discount Notes	1.544%	3/16/20	353,390	353,199
Federal Home Loan Bank Discount Notes	1.544%	3/18/20	500,000	499,690
Federal Home Loan Bank Discount Notes	1.573%	3/25/20	500,000	499,555
Federal Home Loan Bank Discount Notes	1.557%	3/27/20	176,200	176,029
Federal Home Loan Bank Discount Notes	1.557%	3/31/20	134,000	133,850
Federal Home Loan Bank Discount Notes	1.574%	4/1/20	185,396	185,181
Federal Home Loan Bank Discount Notes	1.583%	4/3/20	344,800	344,372
Federal Home Loan Bank Discount Notes	1.573%	4/8/20	46,000	45,934
Federal Home Loan Bank Discount Notes	1.584%	4/13/20	194,550	194,233
Federal Home Loan Bank Discount Notes	1.553%	4/15/20	167,360	167,074
Federal Home Loan Bank Discount Notes	1.574%	4/17/20	25,000	24,956
Federal Home Loan Bank Discount Notes	1.564%	4/22/20	121,288	121,048
United States Treasury Bill	1.566%	3/5/20	732,623	732,535
United States Treasury Bill	1.586%	3/12/20	1,250,000	1,249,488
United States Treasury Bill	1.534%–1.575%	3/17/20	2,482,200	2,480,661
United States Treasury Bill	1.544%–1.577%	3/24/20	2,846,000	2,843,524
United States Treasury Bill	1.561%	3/26/20	1,250,000	1,248,863
United States Treasury Bill	1.559%	4/9/20	1,350,000	1,348,042
United States Treasury Bill	1.569%	4/14/20	1,250,000	1,247,950
United States Treasury Bill	1.536%	4/16/20	755,925	754,655
United States Treasury Bill	1.574%	4/21/20	1,500,000	1,497,180
United States Treasury Bill	1.536%	4/23/20	1,069,650	1,067,575
United States Treasury Bill	1.611%–1.623%	4/30/20	793,160	791,415
United States Treasury Bill	1.547%–1.557%	5/7/20	750,000	748,215
United States Treasury Bill	1.556%	5/14/20	85,400	85,179
United States Treasury Bill	1.593%–1.595%	5/28/20	978,000	975,046
United States Treasury Bill	1.583%	6/25/20	224,000	223,124
United States Treasury Bill	1.572%	7/2/20	437,834	436,091
Total U.S. Government and Agency Obligations (Cost $21,031,188)				21,036,757
Commercial Paper (33.7%)
Bank Holding Company (1.5%)
2 ABN Amro Funding USA LLC	1.882%–1.923%	3/2/20	51,500	51,493
2 ABN Amro Funding USA LLC	1.912%	3/3/20	32,000	31,994
2 ABN Amro Funding USA LLC	1.882%	4/3/20	150,000	149,766
Cooperatieve Rabobank UA	2.070%	3/18/20	65,500	65,500
[3] Cooperatieve Rabobank UA, 1M USD LIBOR + 0.230%	1.888%	3/16/20	66,000	66,012
[3] Cooperatieve Rabobank UA, 1M USD LIBOR + 0.230%	1.888%	3/17/20	66,000	66,013
[3] Cooperatieve Rabobank UA, 1M USD LIBOR + 0.250%	1.908%	4/17/20	200,000	200,078
JP Morgan Securities LLC	1.875%	3/2/20	75,000	75,002

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[2]	JP Morgan Securities LLC	1.908%	4/23/20	125,000	124,696
[2]	JP Morgan Securities LLC	1.766%	7/21/20	42,500	42,222
[3]	JP Morgan Securities LLC, 1M USD LIBOR +
	0.220%	1.891%	3/9/20	75,000	75,008
[3]	JP Morgan Securities LLC, 1M USD LIBOR +
	0.220%	1.878%	5/12/20	34,000	34,014
Finance—Auto (0.4%)					981,798

	American Honda Finance Corp.	1.657%	5/11/20	36,000	35,878
	American Honda Finance Corp.	1.657%	5/18/20	17,000	16,937
[3]	Toyota Motor Credit Corp., 1M USD LIBOR +
	0.080%	1.738%	9/9/20	68,000	68,009
[3]	Toyota Motor Credit Corp., 1M USD LIBOR +
	0.080%	1.727%	9/10/20	68,000	68,017
[3]	Toyota Motor Credit Corp., 1M USD LIBOR +
	0.080%	1.709%	9/24/20	80,000	80,025
Foreign Banks (25.9%)					268,866

[2]	Australia & New Zealand Banking Group Ltd.	1.939%	4/20/20	26,000	25,934
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.180%	1.845%	3/11/20	113,000	113,010
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.180%	1.838%	3/12/20	166,000	166,017
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.180%	1.827%	5/20/20	250,000	250,082
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.180%	1.848%	6/5/20	128,000	128,035
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.190%	1.855%	6/11/20	162,000	162,055
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.210%	1.857%	8/20/20	79,000	79,044
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.220%	1.891%	4/9/20	100,000	100,021
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.240%	1.869%	8/21/20	250,000	250,175
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.240%	1.853%	8/27/20	150,000	150,110
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.270%	1.923%	7/13/20	96,000	96,066
[2,3]	Australia & New Zealand Banking Group Ltd.,
	1M USD LIBOR + 0.270%	1.928%	7/15/20	32,000	32,023
[2]	Bank of Nova Scotia	1.921%	5/21/20	75,000	74,728
[2]	Bank of Nova Scotia	1.758%	8/17/20	35,720	35,448
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.170%	1.783%	3/27/20	100,000	100,014
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.200%	1.858%	5/18/20	225,000	225,063
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	1.878%	6/15/20	95,000	95,035
	Barclays Bank UK plc	1.611%	3/2/20	740,000	739,904
	Barclays Bank UK plc	1.611%	3/4/20	120,000	119,974
	Barclays Bank UK plc	1.601%	3/12/20	103,000	102,940
	BNP Paribas SA (New York Branch)	1.560%	3/2/20	288,000	287,963
	BNP Paribas SA (New York Branch)	1.580%	3/4/20	1,000,000	999,780
[4]	Caisse d'Amortissement de la Dette Sociale	1.688%	5/7/20	250,000	249,205
[4]	Caisse d'Amortissement de la Dette Sociale	1.612%	5/26/20	74,000	73,705
[2,4]	Caisse d'Amortissement de la Dette Sociale	1.634%	6/17/20	83,000	82,597

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[2,4]	Caisse d'Amortissement de la Dette Sociale	1.634%–1.649%	6/18/20	128,788	128,149
[2,4]	Caisse d'Amortissement de la Dette Sociale	1.634%	6/19/20	83,000	82,589
[2,3]	Canadian Imperial Bank of Commerce, 1M USD
	LIBOR + 0.080%	1.751%	8/11/20	115,000	115,031
[2,3]	Canadian Imperial Bank of Commerce, 1M USD
	LIBOR + 0.080%	1.799%	9/21/21	300,000	300,042
[2,3]	Canadian Imperial Bank of Commerce, 1M USD
	LIBOR + 0.170%	1.838%	3/5/20	140,000	140,007
[2,3]	Canadian Imperial Bank of Commerce, 1M USD
	LIBOR + 0.180%	1.846%	7/6/20	150,000	150,087
[2,3]	Canadian Imperial Bank of Commerce, 1M USD
	LIBOR + 0.190%	1.856%	7/6/20	200,000	200,124
[2,3]	Canadian Imperial Bank of Commerce, 1M USD
	LIBOR + 0.200%	1.862%	5/4/20	50,000	50,019
[2,3]	Canadian Imperial Bank of Commerce, 1M USD
	LIBOR + 0.220%	1.878%	6/18/20	92,500	92,558
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.160%	1.822%	6/4/20	73,000	73,013
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.160%	1.828%	6/5/20	27,000	27,005
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.160%	1.813%	7/13/20	85,000	85,020
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.180%	1.845%	3/11/20	62,000	62,006
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.180%	1.833%	3/13/20	52,000	52,005
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.180%	1.838%	3/16/20	34,000	34,004
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.180%	1.809%	4/24/20	58,000	58,013
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.210%	1.880%	1/7/21	93,000	93,044
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.220%	1.823%	8/28/20	144,000	144,084
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.220%	1.875%	9/3/20	55,000	55,026
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.230%	1.892%	9/4/20	93,000	93,050
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.230%	1.901%	9/8/20	33,000	33,025
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.250%	1.908%	11/12/20	41,000	41,031
[2,3]	Commonwealth Bank of Australia, 1M USD
	LIBOR + 0.280%	1.938%	9/18/20	200,000	200,184
	Credit Agricole Corporate & Investment Bank
	(New York Branch)	1.570%	3/2/20	992,000	991,871
	Credit Suisse AG (New York Branch)	1.768%	4/16/20	25,000	24,944
[2]	DBS Bank Ltd.	2.010%–2.016%	3/13/20	132,000	131,917
[2]	DBS Bank Ltd.	2.031%	3/16/20	65,000	64,950
[2]	DBS Bank Ltd.	1.929%	4/20/20	100,000	99,764
[2]	DBS Bank Ltd.	1.707%	4/24/20	50,000	49,873
[2]	DBS Bank Ltd.	1.878%	5/1/20	35,000	34,900
[2]	DBS Bank Ltd.	1.877%–1.878%	5/5/20	102,000	101,689
[2]	DBS Bank Ltd.	1.867%	5/8/20	33,000	32,895
[2]	DBS Bank Ltd.	1.878%	5/11/20	35,000	34,884

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[2]	DBS Bank Ltd.	1.669%	6/8/20	33,000	32,849
[2]	DBS Bank Ltd.	1.766%	7/17/20	33,000	32,787
[2]	DBS Bank Ltd.	1.745%	7/24/20	17,000	16,885
[2]	DBS Bank Ltd.	1.684%	8/5/20	33,000	32,761
[2]	DBS Bank Ltd.	1.664%	8/10/20	33,000	32,754
	European Investment Bank	1.570%–1.58%	3/5/20	173,000	172,955
	European Investment Bank	1.580%	3/6/20	80,000	79,976
	ING US Funding LLC	1.852%	3/4/20	250,000	249,945
[2]	KFW	1.684%	8/5/20	47,000	46,663
[2]	KFW	1.638%	8/12/20	68,000	67,487
[2]	KFW	1.638%	8/19/20	92,000	91,276
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.100%	1.766%	11/6/20	160,000	160,005
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.150%	1.797%	4/16/20	170,000	170,039
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.180%	1.833%	3/13/20	200,000	200,022
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.190%	1.856%	5/6/20	250,000	250,077
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.240%	1.898%	8/12/20	250,000	250,207
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.240%	1.890%	8/14/20	150,000	150,127
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.260%	1.907%	6/19/20	102,000	102,073
[2,3]	National Australia Bank Ltd., 1M USD LIBOR +
	0.270%	1.925%	7/2/20	100,000	100,079
[2]	Nederlandse Waterschapsbank NV	1.831%	3/11/20	171,000	170,908
[2]	Nederlandse Waterschapsbank NV	1.632%–1.637%	5/26/20	174,000	173,302
[2]	Nederlandse Waterschapsbank NV	1.647%	5/27/20	83,000	82,661
[2,4]	Nederlandse Waterschapsbank NV	1.648%	6/1/20	231,000	230,004
[2]	Nordea Bank ABP	1.763%	7/8/20	80,000	79,526
[2]	Nordea Bank ABP	1.766%	7/9/20	170,000	168,985
[2]	NRW Bank	1.596%	3/2/20	500,000	499,935
[2]	NRW Bank	1.836%	3/17/20	72,000	71,943
[2]	NRW Bank	1.836%	3/18/20	64,000	63,947
[2]	NRW Bank	1.836%	3/19/20	64,000	63,944
[2]	NRW Bank	1.654%	6/12/20	231,000	229,910
[2]	NRW Bank	1.634%	6/17/20	170,000	169,150
	Oesterreichische Kontrollbank AG	1.632%	5/18/20	61,000	60,778
[2,3]	Royal Bank of Canada, 1M USD LIBOR +
	0.180%	1.830%	4/14/20	175,000	175,035
[2,3]	Royal Bank of Canada, 1M USD LIBOR +
	0.180%	1.845%	6/11/20	200,000	200,062
[2,3]	Royal Bank of Canada, 1M USD LIBOR +
	0.180%	1.838%	6/17/20	100,000	100,034
[2,3]	Royal Bank of Canada, 1M USD LIBOR +
	0.190%	1.848%	3/16/20	175,000	175,023
[2,3]	Royal Bank of Canada, 1M USD LIBOR +
	0.250%	1.908%	11/18/20	131,000	131,115
[2]	Skandinaviska Enskilda Banken AB	1.897%	3/2/20	200,000	199,974
[2]	Skandinaviska Enskilda Banken AB	1.931%	3/23/20	200,000	199,788
[2]	Skandinaviska Enskilda Banken AB	1.929%	4/21/20	200,000	199,530
[2]	Skandinaviska Enskilda Banken AB	1.913%	4/23/20	100,000	99,755
[2]	Svenska Handelsbanken AB	1.851%	3/5/20	65,000	64,982

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[2]	Svenska Handelsbanken AB	1.844%	4/8/20	50,000	49,911
[2]	Svenska Handelsbanken AB	1.878%	4/30/20	200,000	199,444
[2]	Svenska Handelsbanken AB	1.735%	7/20/20	100,000	99,349
[2,3]	Svenska Handelsbanken AB, 1M USD LIBOR +
	0.080%	1.727%	11/19/20	150,000	150,011
[2,3]	Svenska Handelsbanken AB, 1M USD LIBOR +
	0.090%	1.761%	11/10/20	200,000	200,068
[2]	Toronto-Dominion Bank	1.950%	3/24/20	100,000	99,892
[2]	Toronto-Dominion Bank	1.740%	5/18/20	200,000	199,302
[2]	Toronto-Dominion Bank	1.753%	6/16/20	135,000	134,355
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR +
	0.100%	1.747%	11/19/20	80,000	80,024
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR +
	0.180%	1.838%	6/12/20	200,000	200,104
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR +
	0.180%	1.838%	6/16/20	75,000	75,041
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR +
	0.190%	1.806%	6/26/20	100,000	100,064
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR +
	0.260%	1.915%	9/3/20	130,000	130,138
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR +
	0.270%	1.923%	11/13/20	250,000	250,317
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR +
	0.300%	1.929%	9/23/20	100,000	100,145
[2,3]	Westpac Banking Corp., 1M USD LIBOR +
	0.160%	1.828%	6/5/20	63,000	63,024
[2,3]	Westpac Banking Corp., 1M USD LIBOR +
	0.230%	1.892%	9/4/20	80,000	80,073
[2,3]	Westpac Banking Corp., 1M USD LIBOR +
	0.230%	1.892%	9/4/20	129,000	129,117
Foreign Governments (3.6%)					16,805,368

[2]	Alberta (Province of)	1.735%	7/17/20	32,500	32,293
[2]	Alberta (Province of)	1.725%	7/21/20	34,000	33,778
[2]	Alberta (Province of)	1.673%–1.715%	7/23/20	80,000	79,469
[2]	Alberta (Province of)	1.684%	8/6/20	32,000	31,767
[2]	BNG Bank NV	1.580%	3/5/20	432,000	431,888
[4]	CDP Financial Inc.	1.884%	3/25/20	34,000	33,960
[2,4]	CDP Financial Inc.	1.969%	4/1/20	24,000	23,964
[4]	CDP Financial Inc.	1.938%	4/8/20	49,000	48,911
[4]	CDP Financial Inc.	1.878%	4/27/20	17,000	16,955
[2]	CDP Financial Inc.	1.878%	4/28/20	17,000	16,954
[4]	CDP Financial Inc.	1.837%	5/4/20	23,500	23,430
[4]	CDP Financial Inc.	1.736%	7/21/20	41,000	40,733
[4]	CDP Financial Inc.	1.653%	8/4/20	66,000	65,528
[4]	CPPIB Capital Inc.	1.654%	8/12/20	66,000	65,502
[2,4]	CPPIB Capital Inc.	1.644%	8/17/20	33,000	32,745
	Export Development Canada	1.907%	4/9/20	29,500	29,447
	Export Development Canada	1.924%	4/17/20	168,500	168,136
	Export Development Canada	1.898%	4/22/20	22,000	21,948
	Export Development Canada	1.654%	6/3/20	33,000	32,858
	Export Development Canada	1.639%	6/18/20	48,500	48,260
[2]	Hydro-Quebec	1.674%	8/4/20	160,000	158,848
[2]	Kingdom of Netherlands	1.640%	3/2/20	360,000	359,950

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Omers Finance Trust	1.717%	4/20/20	17,000	16,959
[4]	Ontario Teachers' Finance Trust	1.875%	4/3/20	16,000	15,975
[4]	Ontario Teachers' Finance Trust	1.876%	4/13/20	10,000	9,980
[4]	Ontario Teachers' Finance Trust	1.878%	5/5/20	12,000	11,963
[4]	Ontario Teachers' Finance Trust	1.870%	5/29/20	18,000	17,925
[4]	Ontario Teachers' Finance Trust	1.860%	6/1/20	17,250	17,175
[4]	Ontario Teachers' Finance Trust	1.756%	7/22/20	24,000	23,836
[4]	Ontario Teachers' Finance Trust	1.746%	7/23/20	16,500	16,386
[4]	Ontario Teachers' Finance Trust	1.644%	8/27/20	33,000	32,723
[4]	Ontario Teachers' Finance Trust	1.644%	8/28/20	13,000	12,890
[3,4]	Ontario Teachers' Finance Trust, 1M USD
	LIBOR + 0.120%	1.786%	3/6/20	42,000	42,001
[3,4]	Ontario Teachers' Finance Trust, 1M USD
	LIBOR + 0.200%	1.813%	8/24/20	44,000	44,001
[4]	PSP Capital Inc.	2.020%	3/13/20	26,000	25,984
[4]	PSP Capital Inc.	2.061%	3/17/20	16,500	16,487
[4]	PSP Capital Inc.	1.898%	4/23/20	198,000	197,511
[4]	PSP Capital Inc.	1.649%	6/10/20	33,000	32,844
[4]	PSP Capital Inc.	1.649%	6/11/20	25,000	24,881
[4]	PSP Capital Inc.	1.735%	7/15/20	13,000	12,917
Foreign Industrial (1.8%)					2,369,762

[2]	BASF SE	1.717%	4/14/20	33,000	32,930
[2]	Total Capital Canada Ltd.	1.949%	4/14/20	149,000	148,695
[2]	Total Capital Canada Ltd.	1.636%	5/4/20	22,000	21,935
[2]	Total Capital Canada Ltd.	1.674%–1.684%	8/3/20	46,000	45,669
[2]	Total Capital Canada Ltd.	1.633%	8/18/20	77,723	77,111
[2]	Total Capital SA	1.570%	3/2/20	456,000	455,936
[2]	Total Capital SA	1.580%	3/4/20	156,000	155,966
[2]	Total Capital SA	1.581%	3/12/20	205,000	204,881
[3]	Toyota Credit Canada Inc., 1M USD LIBOR +
	0.250%	1.921%	7/9/20	34,000	34,029
Industrial (0.5%)					1,177,152

	Exxon Mobil Corp.	1.634%–1.635%	6/25/20	152,000	151,214
[2]	Novartis Finance Corp.	1.639%	6/22/20	24,000	23,872
[2]	Novartis Finance Corp.	1.640%	6/29/20	16,000	15,910
[2]	Pfizer Inc.	1.631%–1.637%	5/11/20	105,500	105,156
					296,152
Total Commercial Paper (Cost $21,894,993)					21,899,098
Certificates of Deposit (29.6%)
Domestic Banks (3.9%)
	Citibank NA	1.820%	4/3/20	115,000	115,022
	Citibank NA	1.840%	6/5/20	34,000	34,016
	State Street Bank & Trust Co.	1.900%	4/15/20	224,000	224,078
[3]	State Street Bank & Trust Co., 1M USD LIBOR
	+ 0.220%	1.891%	8/10/20	300,000	300,015
[3]	US Bank NA, 1M USD LIBOR + 0.130%	1.780%	7/14/20	347,000	347,052
	Wells Fargo Bank NA	1.835%	3/2/20	200,000	200,004
	Wells Fargo Bank NA	2.480%	4/30/20	60,000	60,092
[2,3]	Wells Fargo Bank NA, 1M USD LIBOR +
	0.120%	1.733%	8/27/20	300,000	300,063

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[3]	Wells Fargo Bank NA, 1M USD LIBOR +
	0.150%	1.803%	8/13/20	132,000	132,025
[3]	Wells Fargo Bank NA, 1M USD LIBOR +
	0.190%	1.837%	3/19/20	300,000	300,042
[3]	Wells Fargo Bank NA, 1M USD LIBOR +
	0.210%	1.860%	4/14/20	325,000	325,075
[3]	Wells Fargo Bank NA, 1M USD LIBOR +
	0.230%	1.892%	5/4/20	100,000	100,028
[3]	Wells Fargo Bank NA, 1M USD LIBOR +
	0.240%	1.898%	5/18/20	97,000	97,040
Eurodollar Certificates of Deposit (2.8%)					2,534,552

	ABN AMRO Bank NV	1.890%	3/16/20	300,000	300,060
	ABN AMRO Bank NV	1.870%	5/7/20	75,000	75,031
	ABN AMRO Bank NV	1.880%	5/7/20	200,000	200,086
	ABN AMRO Bank NV	1.840%	5/11/20	150,000	150,087
	ABN AMRO Bank NV	1.700%	6/5/20	89,000	89,036
	ABN AMRO Bank NV	1.695%	6/8/20	148,000	148,059
	ABN AMRO Bank NV	1.680%	6/15/20	65,000	65,025
	ING Bank NV	1.760%	5/26/20	500,000	500,250
	ING Bank NV	1.665%	6/15/20	128,000	128,043
	MUFG Bank Ltd. (London Branch)	1.810%	4/15/20	66,000	66,023
	MUFG Bank Ltd. (London Branch)	1.850%	4/23/20	100,000	100,036
	MUFG Bank Ltd. (London Branch)	1.690%	6/10/20	32,000	32,013
Yankee Certificates of Deposit (22.9%)					1,853,749

[3]	Australia & New Zealand Banking Group, Ltd.
	(New York Branch), 1M USD LIBOR +
	0.180%	1.835%	6/1/20	32,000	32,010
	Bank of Montreal	1.670%	5/18/20	82,000	82,000
	Bank of Montreal	1.750%	7/24/20	50,000	50,000
	Bank of Montreal (Chicago Branch)	1.825%	3/2/20	175,000	175,004
	Bank of Montreal (Chicago Branch)	1.880%	3/2/20	200,000	200,004
	Bank of Montreal (Chicago Branch)	1.800%	5/4/20	80,000	80,020
[3]	Bank of Montreal (Chicago Branch), 1M USD
	LIBOR + 0.190%	1.845%	4/3/20	165,000	165,028
[3]	Bank of Montreal (Chicago Branch), 1M USD
	LIBOR + 0.210%	1.837%	6/25/20	151,000	151,104
[3]	Bank of Montreal (Chicago Branch), 1M USD
	LIBOR + 0.230%	1.859%	4/22/20	31,000	31,011
	Bank of Nova Scotia (Houston Branch)	1.920%	4/20/20	100,000	100,042
[3]	Bank of Nova Scotia (Houston Branch), 1M USD
	LIBOR + 0.190%	1.856%	4/6/20	200,000	200,024
[3]	Bank of Nova Scotia (Houston Branch), 1M USD
	LIBOR + 0.190%	1.860%	8/7/20	300,000	300,078
[3]	Bank of Nova Scotia (Houston Branch), 1M USD
	LIBOR + 0.220%	1.891%	6/8/20	200,000	200,064
	Bayerische Landesbank (New York Branch)	1.600%	3/2/20	265,000	265,000
	Bayerische Landesbank (New York Branch)	1.600%	3/3/20	540,000	540,000
	Bayerische Landesbank (New York Branch)	1.600%	3/4/20	45,000	45,000
	Bayerische Landesbank (New York Branch)	1.600%	3/4/20	216,000	216,000
	Bayerische Landesbank (New York Branch)	1.600%	3/6/20	75,000	75,000
	Bayerische Landesbank (New York Branch)	1.600%	3/9/20	57,000	57,000

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Canadian Imperial Bank of Commerce (New
	York Branch)	1.870%	5/7/20	41,000	41,016
[3]	Canadian Imperial Bank of Commerce (New
	York Branch), 1M USD LIBOR + 0.200%	1.866%	5/6/20	227,000	227,089
[3]	Commonwealth Bank of Australia (New York
	Branch), 1M USD LIBOR + 0.160%	1.815%	7/2/20	101,000	101,024
[3]	Commonwealth Bank of Australia (New York
	Branch), 1M USD LIBOR + 0.170%	1.799%	4/23/20	86,500	86,518
[3]	Commonwealth Bank of Australia (New York
	Branch), 1M USD LIBOR + 0.170%	1.828%	6/9/20	147,000	147,037
[3]	Commonwealth Bank of Australia (New York
	Branch), 1M USD LIBOR + 0.180%	1.848%	6/5/20	79,000	79,019
[3]	Commonwealth Bank of Australia (New York
	Branch), 1M USD LIBOR + 0.190%	1.848%	1/12/21	100,000	100,000
[3]	Commonwealth Bank of Australia (New York
	Branch), 1M USD LIBOR + 0.200%	1.858%	3/18/20	49,000	49,007
	Cooperatieve Rabobank UA (New York Branch)	1.600%	3/2/20	873,000	873,000
	Cooperatieve Rabobank UA (New York Branch)	2.050%	3/17/20	16,500	16,504
[3]	Cooperatieve Rabobank UA (New York Branch),
	1M USD LIBOR + 0.170%	1.836%	3/6/20	100,000	100,006
[3]	Cooperatieve Rabobank UA (New York Branch),
	1M USD LIBOR + 0.170%	1.841%	3/9/20	83,000	83,007
[3]	Cooperatieve Rabobank UA (New York Branch),
	1M USD LIBOR + 0.170%	1.825%	4/1/20	79,000	79,017
[3]	Cooperatieve Rabobank UA (New York Branch),
	1M USD LIBOR + 0.200%	1.803%	6/30/20	105,000	105,082
	Credit Suisse AG (New York Branch)	1.970%	4/3/20	150,000	150,051
	Credit Suisse AG (New York Branch)	1.970%	4/3/20	100,000	100,034
	DNB Bank ASA (New York Branch)	1.585%	3/2/20	1,000,000	1,000,000
	DNB Bank ASA (New York Branch)	1.850%	5/1/20	100,000	100,031
	DNB Bank ASA (New York Branch)	1.740%	7/16/20	52,000	52,015
[2]	DZ Bank (New York Branch)	1.570%	3/2/20	950,000	949,876
	KBC Bank NV (New York Branch)	1.600%	3/2/20	394,000	394,000
	KBC Bank NV (New York Branch)	1.590%	3/4/20	135,000	135,000
	KBC Bank NV (New York Branch)	1.590%	3/5/20	21,000	21,000
	KBC Bank NV (New York Branch)	1.600%	3/6/20	135,000	135,000
	Landesbank Hessen-Thueringen Girozentrale	1.590%	3/2/20	265,000	265,000
	Landesbank Hessen-Thueringen Girozentrale	1.590%	3/3/20	357,000	357,000
	Landesbank Hessen-Thueringen Girozentrale	1.600%	3/3/20	1,074,000	1,074,000
	Landesbank Hessen-Thueringen Girozentrale	1.610%	3/9/20	201,000	201,000
	MUFG Bank Ltd. (New York Branch)	1.900%	3/6/20	66,000	66,004
	MUFG Bank Ltd. (New York Branch)	1.720%	4/30/20	73,000	73,012
	MUFG Bank Ltd. (New York Branch)	1.760%	4/30/20	33,000	33,008
	MUFG Bank Ltd. (New York Branch)	1.770%	4/30/20	33,000	33,008
	MUFG Bank Ltd. (New York Branch)	1.780%	4/30/20	33,000	33,009
	MUFG Bank Ltd. (New York Branch)	1.780%	4/30/20	33,000	33,009
	MUFG Bank Ltd. (New York Branch)	1.790%	4/30/20	49,000	49,014
	MUFG Bank Ltd. (New York Branch)	1.800%	4/30/20	48,000	48,014
	MUFG Bank Ltd. (New York Branch)	1.830%	5/11/20	66,000	66,000
	MUFG Bank Ltd. (New York Branch)	1.840%	5/11/20	34,000	34,000
	Natixis (New York Branch)	1.570%	3/6/20	500,000	500,010
	Nordea Bank ABP (New York Branch)	1.740%	6/16/20	13,000	13,007
[3]	Royal Bank of Canada (New York Branch), 1M
	USD LIBOR + 0.210%	1.868%	7/15/20	150,000	150,074

Market Liquidity Fund
				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[3]	Royal Bank of Canada (New York Branch), 1M
	USD LIBOR + 0.250%	1.905%	9/3/20	165,000	165,114
[3]	Skandinaviska Enskilda Banken AB (New York
	Branch), 1M USD LIBOR + 0.190%	1.860%	8/7/20	75,000	75,066
[3]	Skandinaviska Enskilda Banken AB (New York
	Branch), 1M USD LIBOR + 0.230%	1.833%	5/29/20	300,000	300,198
	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.912%	3/4/20	75,000	75,004
	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.770%	5/15/20	99,000	99,023
[3]	Sumitomo Mitsui Banking Corp. (New York
	Branch), 1M USD LIBOR + 0.040%	1.679%	6/22/20	200,000	200,016
[3]	Sumitomo Mitsui Banking Corp. (New York
	Branch), 1M USD LIBOR + 0.080%	1.748%	6/5/20	130,000	130,023
[3]	Sumitomo Mitsui Banking Corp. (New York
	Branch), 1M USD LIBOR + 0.150%	1.808%	5/12/20	200,000	200,068
[3]	Sumitomo Mitsui Banking Corp. (New York
	Branch), 1M USD LIBOR + 0.190%	1.860%	5/7/20	200,000	200,078
[3]	Sumitomo Mitsui Banking Corp. (New York
	Branch), 1M USD LIBOR + 0.200%	1.855%	4/3/20	250,000	250,047
[3]	Sumitomo Mitsui Banking Corp. (New York
	Branch), 1M USD LIBOR + 0.200%	1.866%	5/6/20	100,000	100,035
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.160%	1.818%	6/15/20	89,500	89,541
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.160%	1.763%	6/30/20	175,000	175,091
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.180%	1.838%	7/15/20	250,000	250,150
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.190%	1.858%	5/5/20	250,000	250,085
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.190%	1.848%	7/15/20	100,000	100,064
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.240%	1.887%	8/19/20	125,000	125,123
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.240%	1.869%	11/24/20	75,000	75,112
[3]	Svenska HandelsBanken AB (New York
	Branch), 1M USD LIBOR + 0.290%	1.919%	9/24/20	100,000	100,141
	Toronto-Dominion Bank (New York Branch)	1.820%	5/4/20	375,000	375,105
[3]	Toronto-Dominion Bank (New York Branch), 1M
	USD LIBOR + 0.250%	1.918%	8/5/20	225,000	225,214
[3]	Westpac Banking Corp. (New York Branch), 1M
	USD LIBOR + 0.230%	1.895%	9/11/20	32,000	32,031
[3]	Westpac Banking Corp. (New York Branch), 1M
	USD LIBOR + 0.230%	1.888%	9/16/20	129,000	129,130
					14,838,350
Total Certificates of Deposit (Cost $19,222,506)					19,226,651
Other Notes (1.0%)
	Bank of America NA	1.870%	6/4/20	88,000	88,160
	Bank of America NA	1.870%	6/8/20	88,000	88,167
[3]	Bank of America NA, 1M USD LIBOR +
	0.090%	1.758%	9/4/20	96,000	96,017
[3]	Bank of America NA, 1M USD LIBOR +
	0.150%	1.821%	7/10/20	49,000	49,020

Market Liquidity Fund
			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
[3] Bank of America NA, 1M USD LIBOR +
0.200%	1.855%	4/1/20	79,000	79,009
[3] Bank of America NA, 1M USD LIBOR +
0.220%	1.833%	4/27/20	84,000	84,029
[3] Bank of America NA, 1M USD LIBOR +
0.220%	1.875%	5/1/20	172,000	172,019
Total Other Notes (Cost $656,000)				656,421
Repurchase Agreement (3.1%)
Bank of Nova Scotia
(Dated 2/28/20 Repurchase Value
$2,000,263,000, collateralized by U.S.
Treasury Note/Bond, 1.000%-4.375%,
11/15/23-5/15/47, with a value of
$2,040,000,000) (Cost $2,000,000)	1.580%	3/2/20	2,000,000	2,000,000
Taxable Municipal Bonds (0.1%)
[5] Development Authority of Greene County	1.600%	3/6/20	3,750	3,750
[4] Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.630%	3/6/20	16,000	16,000
[4] Massachusetts Transportation Fund Revenue	1.630%	3/6/20	16,000	16,000
TOB VRDO
[4] Seattle WA Municipal Light & Power Revenue	1.630%	3/6/20	16,000	16,000
TOB VRDO
Total Taxable Municipal Bonds (Cost $51,750)				51,750
Total Investments (99.9%) (Cost $64,856,437)				64,870,677
Other Assets and Liabilities-Net (0.1%)				33,124
Net Assets (100%)				64,903,801

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 29, 2020, the aggregate value of these securities was $16,791,255,000, representing 25.9% of net assets.

3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $1,801,456,000, representing 2.8% of net assets.

5	Scheduled principal and interest payments are guaranteed by bank letter of credit. LIBOR—London Interbank Offered Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Assets and Liabilities

 As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value (cost $64,856,437)	64,870,677
Cash	13
Receivables for Accrued Income	33,256
Total Assets	64,903,946
Liabilities
Payables to Vanguard	145
Total Liabilities	145
Net Assets	64,903,801
At February 29, 2020, net assets consisted of:

Paid-in Capital	64,887,674
Total Distributable Earnings (Loss)	16,127
Net Assets	64,903,801
Net Assets
Applicable to 648,852,282 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	64,903,801
Net Asset Value Per Share	$100.03

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	602,982
Total Income	602,982
Expenses
The Vanguard Group—Note B
Management and Administrative	1,588
Custodian Fees	36
Total Expenses	1,624
Expenses Paid Indirectly	(36)
Net Expenses	1,588
Net Investment Income	601,394
Realized Net Gain (Loss) on Investment Securities Sold	131
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,079
Net Increase (Decrease) in Net Assets Resulting from Operations	611,604

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	601,394	1,505,261
Realized Net Gain (Loss)	131	128
Change in Unrealized Appreciation (Depreciation)	10,079	(3,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	611,604	1,501,654
Distributions[1]
Total Distributions	(601,227)	(1,505,359)
Capital Share Transactions
Issued	339,238,700	651,242,896
Issued in Lieu of Cash Distributions	601,221	1,504,742
Redeemed	(334,166,913)	(648,459,814)
Net Increase (Decrease) from Capital Share Transactions	5,673,008	4,287,824
Total Increase (Decrease)	5,683,385	4,284,119
Net Assets
Beginning of Period	59,220,416	54,936,297
End of Period	64,903,801	59,220,416

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,				Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016[1]	2015[1]
Net Asset Value, Beginning of
Period	$100.01	$100.02	$100.02	$100.01	$100.00	$100.00
Investment Operations
Net Investment Income	.946	2.440	1.676	.919	.421	.100
Net Realized and Unrealized Gain
(Loss) on Investments	.020	(.010)	—	.010	.010	—
Total from Investment Operations	.966	2.430	1.676	.929	.431	.100
Distributions
Dividends from Net Investment
Income	(.946)	(2.440)	(1.676)	(.919)	(.421)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.946)	(2.440)	(1.676)	(.919)	(.421)	(.100)
Net Asset Value, End of Period	$100.03	$100.01	$100.02	$100.02	$100.01	$100.00

Total Return	0.97%	2.46%	1.69%	0.93%	0.43%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,904	$59,220	$54,936	$52,870	$43,683	$47,040
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	1.90%	2.44%	1.68%	0.93%	0.42%	0.13%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund also invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2016-2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual

Market Liquidity Fund

borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund's expenses by $36,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

Market Liquidity Fund

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	64,856,437
Gross Unrealized Appreciation	15,081
Gross Unrealized Depreciation	(841)
Net Unrealized Appreciation (Depreciation)	14,240

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $87,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	3,391,926	6,511,924
Issued in Lieu of Cash Distributions	6,011	15,046
Redeemed	(3,341,222)	(6,484,113)
Net Increase (Decrease) in Shares Outstanding	56,715	42,857

G. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Schedule of Investments (unaudited)

As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.5%)
Alaska (1.4%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	1.130%	3/6/20	15,200	15,200
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	1.150%	3/6/20	27,975	27,975
Valdez AK Marine Terminal Revenue (Exxon
Pipeline Co.) VRDO	1.180%	3/2/20	7,000	7,000
Arizona (0.6%)				50,175

Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	1.140%	3/6/20 LOC	6,520	6,520
[1,2] Salt River Project Arizona Agricultural
Improvement & Power District Revenue PUT
TOB	1.220%	3/2/20	8,200	8,200
[1] Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue TOB VRDO	1.250%	3/6/20	7,350	7,350
California (0.2%)				22,070

Pasadena CA COP VRDO	1.090%	3/6/20 LOC	2,800	2,800
Riverside CA COP VRDO	1.090%	3/6/20 LOC	3,700	3,700
Colorado (4.7%)				6,500

Colorado Education Loan Program Revenue	3.000%	6/29/20	15,000	15,104
Colorado General Fund Revenue	5.000%	6/26/20	30,325	30,722
[1] Colorado Health Facilities Authority Revenue
(Children's Hospital) TOB VRDO	1.250%	3/2/20 LOC	20,000	20,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	1.130%	3/6/20	12,990	12,990
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	1.180%	3/6/20	3,945	3,945
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	1.180%	3/6/20	5,000	5,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	1.200%	3/6/20	4,780	4,780
Denver CO City & County COP VRDO	1.220%	3/2/20	2,805	2,805
[1] Denver CO Wastewater Management Division
Department of Public Works Revenue TOB
VRDO	1.200%	3/2/20	36,585	36,585
University of Colorado Hospital Authority
Revenue VRDO	1.140%	3/6/20	2,430	2,430

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Colorado Hospital Authority
Revenue VRDO	1.140%	3/6/20	39,015	39,015
Connecticut (1.0%)				173,376

Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	1.150%	3/6/20	7,400	7,400
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	1.150%	3/6/20	10,000	10,000
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	1.170%	3/6/20 LOC	18,095	18,095
District of Columbia (0.5%)				35,495

District of Columbia Revenue (MedStar Health,
Inc.) VRDO	1.140%	3/6/20 LOC	1,665	1,665
[1] District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	1.200%	3/2/20	9,710	9,710
[1] District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	1.170%	3/6/20	3,750	3,750
[1] District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	1.180%	3/6/20	4,870	4,870
Florida (6.2%)				19,995

[1,2] Clearwater FL Water & Sewer Revenue TOB
PUT	1.220%	3/2/20	6,500	6,500
[1,2] Florida Board of Education Public Education
Capital Outlay GO TOB PUT	1.220%	3/2/20	11,330	11,330
[1] Florida Department of Transportation GO TOB
VRDO	1.170%	3/6/20	3,800	3,800
[1,2] Gainesville FL Utilities System Revenue TOB
PUT	1.220%	3/2/20	2,200	2,200
[1] Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	1.180%	3/6/20	5,000	5,000
Miami-Dade County FL Seaport Revenue
VRDO	1.180%	3/6/20 LOC	10,000	10,000
[1] Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	1.180%	3/6/20	15,600	15,600
[1] Miami-Dade County FL Water & Sewer
Revenue TOB VRDO	1.250%	3/6/20	11,735	11,735
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	1.120%	3/6/20 LOC	8,720	8,720
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	1.120%	3/6/20 LOC	3,430	3,430
[1] Orange County FL School Board COP TOB
VRDO	1.250%	3/2/20 LOC	11,305	11,305
[1] Orange County FL School Board COP TOB
VRDO	1.250%	3/6/20	7,500	7,500
[1] Orange County FL School Board COP TOB
VRDO	1.250%	3/6/20	3,750	3,750
Orlando FL Utility Commission Utility System
Revenue VRDO	1.160%	3/6/20	17,775	17,775
Orlando FL Utility Commission Utility System
Revenue VRDO	1.200%	3/6/20	56,425	56,425

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	1.150%	3/6/20 LOC	17,705	17,705
[1] Volusia County FL Hospital Revenue (Halifax
Hospital Medical Center) TOB VRDO	1.250%	3/2/20 LOC	39,100	39,100
Georgia (0.8%)				231,875

[1] Atlanta GA Water & Wastewater Revenue TOB
VRDO	1.180%	3/6/20	8,015	8,015
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	1.160%	3/6/20 LOC	7,100	7,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	1.120%	3/6/20	11,495	11,495
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	1.120%	3/6/20	3,625	3,625
Illinois (5.0%)				30,235

Aurora IL Economic Development Revenue
(Aurora University) VRDO	1.150%	3/6/20 LOC	5,000	5,000
[1] Chicago IL O'Hare International Airport
Revenue TOB VRDO	1.180%	3/6/20 LOC	3,640	3,640
Chicago IL O'Hare International Airport
Revenue VRDO	1.170%	3/6/20 LOC	13,000	13,000
Illinois Development Finance Authority Revenue
(American College of Surgeons) VRDO	1.140%	3/6/20 LOC	14,782	14,782
Illinois Educational Facilities Authority Revenue
(Adler Planetarium) VRDO	1.150%	3/6/20 LOC	9,800	9,800
Illinois Educational Facilities Authority Revenue
(North Park Univ. Project) VRDO	1.080%	3/6/20 LOC	15,860	15,860
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	1.120%	3/6/20	6,600	6,600
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	1.250%	3/6/20	8,365	8,365
Illinois Finance Authority Revenue (Illinois
College) VRDO	1.130%	3/6/20 LOC	4,925	4,925
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.150%	3/6/20	22,105	22,105
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	1.220%	3/2/20 LOC	9,295	9,295
Illinois Finance Authority Revenue (University of
Chicago) VRDO	1.120%	3/6/20	28,226	28,226
Illinois Finance Authority Revenue (University of
Chicago) VRDO	1.120%	3/6/20	29,117	29,117
University of Illinois Revenue (Health Services
System) VRDO	1.160%	3/6/20 LOC	16,755	16,755
Indiana (2.4%)				187,470

Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	1.230%	3/6/20 LOC	8,340	8,340
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	1.130%	3/6/20	14,550	14,550
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	1.200%	3/6/20	10,600	10,600

Municipal Cash Management Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indiana Finance Authority Revenue (Duke
	Energy Project) VRDO	1.180%	3/2/20 LOC	17,400	17,400
	Indiana Finance Authority Revenue (Trinity
	Health) VRDO	1.170%	3/6/20	25,800	25,800
	Indiana Health Facility Financing Authority
	Revenue (Ascension Health Credit Group)
	VRDO	1.130%	3/6/20	13,385	13,385
Louisiana (2.8%)					90,075

	East Baton Rouge Parish LA Industrial
	Development Board Revenue (ExxonMobil
	Project) VRDO	1.180%	3/2/20	26,880	26,880
	East Baton Rouge Parish LA Industrial
	Development Board Revenue (ExxonMobil
	Project) VRDO	1.180%	3/2/20	31,940	31,940
	East Baton Rouge Parish LA Sales Tax
	Revenue VRDO	1.170%	3/6/20 LOC	9,030	9,030
[1]	East Baton Rouge Parish LA Sewer
	Commission Revenue TOB VRDO	1.180%	3/6/20	8,000	8,000
	St. James Parish LA Revenue (NuStar Logistics
	LP Project) VRDO	1.170%	3/6/20 LOC	27,800	27,800
Maryland (0.4%)					103,650

	Maryland Health & Higher Educational Facilities
	Authority Revenue VRDO	1.160%	3/6/20 LOC	8,700	8,700
[1]	University of Maryland Auxiliary Facility &
	Tuition Revenue TOB VRDO	1.200%	3/2/20	6,700	6,700
Massachusetts (3.6%)					15,400

[1,2]	Billerica MA GO TOB PUT	1.200%	3/2/20	4,300	4,300
[1]	Massachusetts Bay Transportation Authority
	Sales Tax Revenue TOB VRDO	1.180%	3/6/20 (4) (1)	9,900	9,900
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue VRDO	1.180%	3/6/20	56,390	56,390
	Massachusetts GO	4.000%	4/23/20	10,000	10,044
	Massachusetts GO	4.000%	5/21/20	10,000	10,069
[1]	Massachusetts GO TOB VRDO	1.170%	3/6/20	6,000	6,000
	Massachusetts GO VRDO	1.140%	3/6/20	3,205	3,205
	University of Massachusetts Building Authority
	Revenue VRDO	1.100%	3/6/20	34,175	34,175
Michigan (4.3%)					134,083

	Michigan Building Authority Revenue VRDO	1.150%	3/6/20 LOC	42,765	42,765
[1]	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	1.180%	3/6/20 LOC	15,700	15,700
[1]	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	1.180%	3/6/20	4,070	4,070
	Michigan Hospital Finance Authority Revenue
	(Ascension Health Credit Group) VRDO	1.170%	3/6/20	18,325	18,325
[1]	Michigan State University Revenue TOB VRDO	1.220%	3/2/20 LOC	56,935	56,935
	Oakland University of Michigan Revenue VRDO	1.180%	3/6/20 LOC	3,920	3,920
	University of Michigan Revenue VRDO	1.120%	3/6/20	16,410	16,410
					158,125

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (2.8%)
Hennepin MN GO VRDO	1.140%	3/6/20	50,845	50,845
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care
System Revenue (Allina Health System)
VRDO	1.220%	3/2/20 LOC	3,300	3,300
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	1.150%	3/6/20	28,650	28,650
University of Minnesota Revenue CP	1.010%	5/21/20	21,700	21,691
Mississippi (2.6%)				104,486

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.180%	3/2/20	11,500	11,500
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.180%	3/2/20	15,400	15,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.180%	3/2/20	4,700	4,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.180%	3/2/20	22,300	22,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.160%	3/6/20	7,050	7,050
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.160%	3/6/20	8,100	8,100
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Coliseum) VRDO	1.190%	3/6/20 LOC	13,570	13,570
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	1.140%	3/6/20	15,775	15,775
Missouri (3.4%)				98,395

Curators of the University of Missouri System
Facilities Revenue CP	1.150%	5/19/20	10,000	9,998
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	1.150%	3/6/20	44,870	44,870
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	1.180%	3/2/20	41,505	41,505
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	1.130%	3/6/20	10,635	10,635
[1] North Kansas City MO School District GO TOB
VRDO	1.200%	3/2/20	19,900	19,900
Multiple States (3.4%)				126,908

[3] Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	1.170%	3/6/20 LOC	9,865	9,865

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.210%	3/6/20 LOC	25,000	25,000
Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.210%	3/6/20	30,000	30,000
[1] Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	1.200%	3/6/20 LOC	10,000	10,000
[1] Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.210%	3/6/20	21,500	21,500
[1] Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.210%	3/6/20 LOC	31,500	31,500
Nevada (1.5%)				127,865

Clark County NV Airport Improvement Revenue
VRDO	1.090%	3/6/20 LOC	7,080	7,080
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	1.150%	3/6/20 LOC	13,900	13,900
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	1.160%	3/6/20 LOC	14,945	14,945
[1] Las Vegas Valley Water District Nevada GO
TOB VRDO	1.180%	3/6/20	7,440	7,440
[1,2] Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax) TOB PUT	1.220%	3/2/20	11,800	11,800
New Mexico (0.1%)				55,165

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	1.220%	3/2/20	3,150	3,150

New York (17.1%)
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	1.180%	3/6/20 LOC	2,205	2,205
[1] New York City NY GO TOB VRDO	1.220%	3/2/20 LOC	10,650	10,650
New York City NY GO VRDO	1.170%	3/2/20	10,100	10,100
New York City NY GO VRDO	1.210%	3/2/20	13,030	13,030
New York City NY GO VRDO	1.140%	3/6/20 LOC	7,235	7,235
New York City NY GO VRDO	1.180%	3/6/20 LOC	25,515	25,515
New York City NY GO VRDO	1.200%	3/6/20 LOC	7,025	7,025
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	1.140%	3/6/20 LOC	8,760	8,760
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) VRDO	1.140%	3/6/20	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	1.150%	3/6/20	23,800	23,800
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue VRDO	1.140%	3/6/20	15,250	15,250
[1] New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.220%	3/2/20 LOC	6,900	6,900

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.170%	3/2/20	23,620	23,620
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.210%	3/2/20	14,790	14,790
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.150%	3/6/20	4,700	4,700
[1] New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	1.170%	3/6/20	2,810	2,810
[1] New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.160%	3/6/20	3,000	3,000
[1] New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.180%	3/6/20	3,750	3,750
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.220%	3/2/20	18,750	18,750
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.120%	3/6/20	33,260	33,260
[1] New York City NY Transitional Finance
Authority Revenue TOB VRDO	1.170%	3/6/20	4,865	4,865
New York City NY Transitional Finance
Authority Revenue VRDO	1.220%	3/2/20	5,350	5,350
New York City NY Trust for Cultural Resources
Revenue (New York Botanical Garden)
VRDO	1.140%	3/6/20 LOC	10,810	10,810
[1] New York City NY Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.170%	3/6/20	7,005	7,005
New York City NT Transitional Finance Authority
Future Tax Secured Revenue VRDO	1.220%	3/2/20	4,750	4,750
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	1.140%	3/6/20 LOC	41,750	41,750
[1] New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.180%	3/6/20 LOC	22,500	22,500
New York Metropolitan Transportation Authority
Revenue VRDO	1.170%	3/2/20 LOC	7,520	7,520
New York Metropolitan Transportation Authority
Revenue VRDO	1.150%	3/6/20 LOC	28,197	28,197
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	1.140%	3/6/20 LOC	5,150	5,150
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	1.180%	3/6/20 LOC	20,900	20,900
New York State Housing Finance Agency
Housing Revenue (316 Eleventh Avenue)
VRDO	1.200%	3/6/20 LOC	26,600	26,600
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	1.140%	3/6/20 LOC	25,610	25,610
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	1.180%	3/6/20 LOC	35,445	35,445
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.170%	3/6/20	6,420	6,420
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.190%	3/6/20	9,565	9,565

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.170%	3/6/20	1,500	1,500
[1] New York State Urban Development Corp.
Revenue TOB VRDO	1.170%	3/6/20	20,450	20,450
New York State Urban Development Corp.
Revenue VRDO	1.150%	3/6/20	2,800	2,800
[1] Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.190%	3/6/20 LOC	20,000	20,000
[1] Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.190%	3/6/20 LOC	34,200	34,200
[1] Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.190%	3/6/20 LOC	16,700	16,700
[1] Port Authority of New York & New Jersey
Revenue TOB VRDO	1.160%	3/6/20	8,290	8,290
[1] Port Authority of New York & New Jersey
Revenue TOB VRDO	1.160%	3/6/20	1,220	1,220
[1] Port Authority of New York & New Jersey
Revenue TOB VRDO	1.170%	3/6/20	7,190	7,190
[1] Port Authority of New York & New Jersey
Revenue TOB VRDO	1.170%	3/6/20	5,600	5,600
Sachem NY Central School District of Holbrook
TAN	1.750%	6/25/20	12,500	12,532
North Carolina (1.9%)				638,069

Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	1.150%	3/6/20	3,430	3,430
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	1.150%	3/6/20	33,880	33,880
Durham County NC Industrial Facilities &
Pollution Control Financing Authority
Revenue VRDO	1.200%	3/6/20 LOC	12,875	12,875
[1,2] Mecklenburg County NC GO TOB PUT	1.220%	3/2/20	5,600	5,600
[1] Mecklenburg County NC GO TOB VRDO	1.190%	3/5/20	6,630	6,630
North Carolina Capital Facilities Finance
Agency (Duke University Project) CP	1.110%	4/2/20	9,996	9,996
Ohio (4.1%)				72,411

Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group) VRDO	1.140%	3/6/20 LOC	21,900	21,900
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	1.190%	3/2/20 LOC	700	700
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.130%	3/6/20	4,150	4,150
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.150%	3/6/20	11,700	11,700
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	1.140%	3/6/20 LOC	3,680	3,680

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	1.140%	3/6/20 LOC	3,685	3,685
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	1.180%	3/6/20 LOC	2,780	2,780
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	1.180%	3/6/20 LOC	955	955
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	1.100%	3/6/20	20,855	20,855
Hamilton County OH Hospital Facilities
Revenue (Cincinnati Children's Hospital
Medical Center) VRDO	1.130%	3/6/20	6,865	6,865
Hamilton County OH Hospital Facilities
Revenue (Cincinnati Children's Hospital
Medical Center) VRDO	1.170%	3/6/20	9,540	9,540
[1] Montgomery County OH Hospital Revenue
(Kettering Health Network) TOB VRDO	1.200%	3/6/20 LOC	29,550	29,550
Montgomery County OH Hospital Revenue
(Premier Health Partners) VRDO	1.170%	3/2/20 LOC	3,840	3,840
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	1.170%	3/6/20	6,500	6,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.130%	3/6/20	10,520	10,520
Ohio Water Development Authority Pollution
Control Revenue (Water Quality) VRDO	1.110%	3/6/20	16,620	16,620
Pennsylvania (3.6%)				153,840

[1] Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.220%	3/2/20 LOC	32,545	32,545
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.130%	3/6/20 LOC	6,820	6,820
[1,2] Pennsylvania Turnpike Commission Revenue
TOB PUT	1.250%	3/2/20(4) LOC	35,390	35,390
[1,2] Pennsylvania Turnpike Commission Revenue
TOB PUT	1.250%	3/2/20(4) LOC	51,390	51,390
Pennsylvania Turnpike Commission Revenue
VRDO	1.120%	3/6/20 LOC	1,400	1,400
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	1.130%	3/6/20 LOC	5,335	5,335
Ridley PA School District GO VRDO	1.130%	3/6/20 LOC	2,375	2,375
South Carolina (1.2%)				135,255

[1,2] Charleston County SC GO TOB PUT	1.190%	3/5/20	4,495	4,495
Charleston County SC School District BANS	4.000%	5/13/20	17,000	17,102
[1,2] Lexington County SC School District No. 1 GO
TOB PUT	1.190%	3/5/20	10,000	10,000
[1] Richland County SC School District No. 2 GO
TOB VRDO	1.190%	3/5/20	6,550	6,550

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall
Episcopal School) VRDO	1.150%	3/6/20 LOC	6,400	6,400
Tennessee (3.0%)				44,547

Clarksville TN Public Building Authority
Revenue (Pooled Financing) VRDO	1.200%	3/2/20 LOC	6,155	6,155
Clarksville TN Public Building Authority
Revenue (Pooled Financing) VRDO	1.200%	3/2/20 LOC	9,690	9,690
[1] Metropolitan Government of Nashville &
Davidson County TN GO TOB VRDO	1.200%	3/2/20	23,095	23,095
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.200%	3/2/20 LOC	16,190	16,190
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.200%	3/2/20 LOC	25,755	25,755
Shelby County TN GO VRDO	1.150%	3/6/20	28,780	28,780
Texas (13.3%)				109,665

Austin TX Hotel Occupancy Tax Revenue
VRDO	1.170%	3/6/20 LOC	7,955	7,955
[1,2] Brazosport TX Independent School District GO
TOB PUT	1.190%	3/5/20	9,210	9,210
[1] Conroe TX Independent School District GO
TOB VRDO	1.220%	3/2/20	22,325	22,325
[1] Cypress-Fairbanks TX Independent School
District GO TOB VRDO	1.200%	3/2/20	25,000	25,000
[1] Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	1.180%	3/6/20	6,620	6,620
Dallas TX Performing Arts Cultural Facilities
(Dallas Center Foundation) VRDO	1.170%	3/6/20 LOC	300	300
Dallas TX Waterworks & Sewer System
Revenue CP	1.040%	3/2/20	14,250	14,250
[1,2] Frisco TX Independent School District GO TOB
PUT	1.190%	3/5/20	5,500	5,500
[1] Grand Parkway Transportation Corp. Texas
System Toll Revenue TOB VRDO	1.180%	3/6/20	47,600	47,600
[1] Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	1.250%	3/2/20 LOC	30,965	30,965
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	1.200%	3/6/20	18,000	18,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	1.220%	3/2/20	15,895	15,895
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	1.220%	3/2/20	7,150	7,150
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	1.220%	3/2/20	8,895	8,895

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	1.030%	3/3/20	7,360	7,360
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	1.120%	3/6/20	6,830	6,830
Houston TX Utility System Revenue VRDO	1.150%	3/6/20 LOC	19,770	19,770
Houston TX Utility System Revenue VRDO	1.150%	3/6/20 LOC	8,585	8,585
[1] North Texas Municipal Water District Water
System Revenue TOB VRDO	1.200%	3/2/20	34,735	34,735
Red River TX Education Finance Corp.
Revenue (Texas Christian University Project)
VRDO	1.180%	3/6/20	35,650	35,650
[1] San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	1.180%	3/6/20	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.170%	3/6/20	7,020	7,020
Texas GO	4.000%	8/27/20	49,000	49,756
Texas Transportation Commission Mobility
Fund GO VRDO	1.160%	3/6/20	21,925	21,925
Texas Transportation Commission State
Highway Fund Revenue VRDO	1.160%	3/6/20	29,740	29,740
University of Texas Permanent University Fund
Revenue VRDO	1.120%	3/6/20	8,055	8,055
University of Texas System Permanent
University Fund CP	1.100%	3/17/20	25,000	24,999
University of Texas System Revenue Financing
System Revenue CP	1.160%	3/6/20	5,000	5,000
University of Texas System Revenue Financing
System Revenue CP	1.150%	4/1/20	5,000	5,000
University of Texas System Revenue Financing
System Revenue VRDO	1.130%	3/6/20	5,690	5,690
Utah (0.3%)				494,780

Murray City UT Hospital Revenue (IHC Health
Services Inc. Obligated Group) VRDO	1.150%	3/6/20	10,000	10,000

Virginia (1.0%)
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	1.160%	3/6/20	21,420	21,420
Virginia Public Building Authority Public
Facilities Revenue VRDO	1.150%	3/6/20	16,000	16,000
Washington (2.2%)				37,420

[1,2] King County WA School District No. 414 GO
TOB PUT	1.200%	3/2/20	6,200	6,200
[1] King County WA Sewer Revenue TOB VRDO	1.180%	3/6/20	8,105	8,105
Port of Tacoma WA Revenue VRDO	1.170%	3/6/20 LOC	36,680	36,680
[1,2] Seattle WA Drain and Wastewater Revenue
TOB PUT	1.200%	3/2/20	20,760	20,760
[1,2] Seattle WA GO TOB PUT	1.220%	3/2/20	400	400
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	1.150%	3/6/20 LOC	10,945	10,945
				83,090

Municipal Cash Management Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	1.180%	3/6/20 LOC	13,345	13,345
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	1.170%	3/6/20 LOC	4,760	4,760
Wisconsin (1.3%)				18,105

Milwaukee WI RAN	2.000%	10/1/20	5,000	5,035
[1] Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	1.180%	3/6/20	13,500	13,500
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	1.150%	3/6/20	12,530	12,530
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	1.150%	3/6/20	16,600	16,600
Wyoming (0.3%)				47,665

Sublette County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	1.180%	3/2/20	2,275	2,275
[2] Wyoming Community Development Authority
PUT	1.150%	3/6/20	9,000	9,000
				11,275
Total Investments (97.5%) (Cost $3,630,393)				3,630,615
Other Assets and Liabilities-Net (2.5%)				93,136
Net Assets (100%)				3,723,751

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $1,076,480,000, representing 28.9% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

LIBOR - London Interbank Offered Rate.

PILOT - Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

SOFR - Secured Overnight Financing Rate.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

Municipal Money Market Fund

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value (cost $3,630,393)	3,630,615
Cash	87
Receivables for Investment Securities Sold	84,930
Receivables for Accrued Income	8,135
Total Assets	3,723,767
Liabilities
Payables to Vanguard	16
Total Liabilities	16
Net Assets	3,723,751
At February 29, 2020, net assets consisted of:

Paid-in Capital	3,723,462
Total Distributable Earnings (Loss)	289
Net Assets	3,723,751
Net Assets
Applicable to 37,231,063 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	3,723,751
Net Asset Value Per Share	$100.02

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	20,132
Total Income	20,132
Expenses
The Vanguard Group—Note B
Management and Administrative	168
Custodian Fees	13
Total Expenses	181
Expenses Paid Indirectly	(13)
Net Expenses	168
Net Investment Income	19,964
Realized Net Gain (Loss) on Investment Securities Sold	21
Change in Unrealized Appreciation (Depreciation) of Investment Securities	83
Net Increase (Decrease) in Net Assets Resulting from Operations	20,068

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,964	43,363
Realized Net Gain (Loss)	21	2
Change in Unrealized Appreciation (Depreciation)	83	137
Net Increase (Decrease) in Net Assets Resulting from Operations	20,068	43,502
Distributions[1]
Total Distributions	(19,917)	(43,381)
Capital Share Transactions
Issued	3,193,118	7,100,962
Issued in Lieu of Cash Distributions	19,917	43,381
Redeemed	(2,778,556)	(5,790,527)
Net Increase (Decrease) from Capital Share Transactions	434,479	1,353,816
Total Increase (Decrease)	434,630	1,353,937
Net Assets
Beginning of Period	3,289,121	1,935,184
End of Period	3,723,751	3,289,121

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,				Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016[1]	2015[1]
Net Asset Value, Beginning of
Period	$100.01	$100.01	$100.01	$100.01	$100.00	$100.00
Investment Operations
Net Investment Income	.596	1.569	1.190	.718	.190	.040
Net Realized and Unrealized Gain
(Loss) on Investments	.010	—	—	—	.010	—
Total from Investment Operations	.606	1.569	1.190	.718	.200	.040
Distributions
Dividends from Net Investment
Income	(.596)	(1.569)	(1.190)	(.718)	(.190)	(.040)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.596)	(1.569)	(1.190)	(.718)	(.190)	(.040)
Net Asset Value, End of Period	$100.02	$100.01	$100.01	$100.01	$100.01	$100.00
Total Return	0.61%	1.58%	1.20%	0.72%	0.20%	0.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,724	$3,289	$1,935	$2,456	$3,110	$3,197
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	1.19%	1.57%	1.18%	0.72%	0.19%	0.04%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2016-2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Municipal Cash Management Fund

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold, except for premiums on certain callable debt securities that are amortized to the earliest call date. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2020, custodian fee offset arrangements reduced the fund's expenses by $13,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

E. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,630,393
Gross Unrealized Appreciation	235
Gross Unrealized Depreciation	(13)
Net Unrealized Appreciation (Depreciation)	222

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $1,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Municipal Cash Management Fund

F. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2020, such purchases and sales were $629,675,000 and $138,525,000, respectively.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	Shares	Shares
	(000)	(000)
Issued	31,927	71,002
Issued in Lieu of Cash Distributions	199	434
Redeemed	(27,782)	(57,900)
Net Increase (Decrease) in Shares Outstanding	4,344	13,536

H. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

© 2020 The Vanguard Group, Inc.

CMT2 042020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

VANGUARD CMT FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.